ESTIMATION OF FAIR VALUE - Valuation of equity instruments level 3 (Details) - Investments in equity instruments designated at fair value through other comprehensive income [member] $ in Millions	12 Months Ended
	Dec. 31, 2025 COP ($) item	Dec. 31, 2024 COP ($) item
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 80,053	$ 61,197
Equity investments [member] | Level 3 of fair value hierarchy [member] | Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	3,056	1,128
Equity investments [member] | Level 3 of fair value hierarchy [member] | Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ (2,464)	$ (1,046)
Equity investments [member] | Level 3 of fair value hierarchy [member] | Market comparable prices [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation by number of times | item	1	1
Decrease in variation by number of times | item	1	1
Equity investments [member] | Level 3 of fair value hierarchy [member] | Market comparable prices [member] | Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 583	$ 434
Equity investments [member] | Level 3 of fair value hierarchy [member] | Market comparable prices [member] | Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ (583)	$ (434)
Equity investments [member] | Level 3 of fair value hierarchy [member] | Income approach [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation (as a percent)	1.00%	1.00%
Decrease in variation (as a percent)	1.00%	1.00%
Equity investments [member] | Level 3 of fair value hierarchy [member] | Income approach [member] | Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 322	$ 320
Equity investments [member] | Level 3 of fair value hierarchy [member] | Income approach [member] | Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ (286)	$ (282)
Equity investments [member] | Level 3 of fair value hierarchy [member] | Adjusted discounted cash flow, discount interest rates, one
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation (as a percent)	1.00%	0.50%
Decrease in variation (as a percent)	1.00%	0.50%
Equity investments [member] | Level 3 of fair value hierarchy [member] | Adjusted discounted cash flow, discount interest rates, one | Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 69	$ 336
Equity investments [member] | Level 3 of fair value hierarchy [member] | Adjusted discounted cash flow, discount interest rates, one | Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ (70)	$ (330)
Equity investments [member] | Level 3 of fair value hierarchy [member] | Adjusted discounted cash flow, discount interest rates, two
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation (as a percent)	0.50%
Decrease in variation (as a percent)	0.50%
Equity investments [member] | Level 3 of fair value hierarchy [member] | Adjusted discounted cash flow, discount interest rates, two | Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 74
Equity investments [member] | Level 3 of fair value hierarchy [member] | Adjusted discounted cash flow, discount interest rates, two | Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ (37)
Equity investments [member] | Level 3 of fair value hierarchy [member] | Gradient
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation (as a percent)	1.00%	0.50%
Decrease in variation (as a percent)	1.00%	0.50%
Equity investments [member] | Level 3 of fair value hierarchy [member] | Gradient | Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 2,008	$ 38
Equity investments [member] | Level 3 of fair value hierarchy [member] | Gradient | Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ (1,488)